CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

13FCONP 8/14/08

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: **December 31, 2007**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

[redacted]

08015205

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	2/13/08 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____8____

Form 13 F Information Table Value Total: ____$ 861,317____
(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 12/31/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
COMMERCE BANCORP INC/NJ	CS	200519106	112,426.80	2,947,740.00		SH	SOLE		2,947,740.00		
CLEAR CHANNEL COMMUNICATIONS	CS	184502102	135,457.03	3,924,016.00		SH	SOLE		3,924,016.00		
SIERRA HEALTH SERVICES INC	CS	826322109	21,289.75	507,382.00		SH	SOLE		507,382.00		
			269,173.58								

CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2008

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 12/31/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
BEA SYSTEMS INC	CS	073325102	1,936.98	122,749.00	SH		SOLE		122,749.00		
GRANT PRIDECO INC	CS	38821G101	42,021.07	757,000.00	SH		SOLE		757,000.00		
NAVTEQ CORP	CS	63936L100	307,584.12	4,068,573.00	SH		SOLE		4,068,573.00		
TRANE INC	CS	892893108	182,701.49	741,726.00	SH		SOLE		741,726.00		
UAP HOLDING CORP	CS	903441103	57,900.00	1,500,000.00	SH		SOLE		1,500,000.00		
			592,143.66								

CONFIDENTIAL TREATMENT REQUESTED UNTIL AUGUST 14, 2008

END